UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          5/15/09
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $8,730,343
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                           FORM 13F INFORMATION TABLE

      COLUMN 1                    COLUMN 2      COLUMN3       COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      VALUE(x$1000)  SHRS OR  SH/  PUT   INVESTMENT  OTHER
                                                                           PRN AMT  PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVISION BLIZZARD INC        COM              00507V109         68,108   6,511,264  SH         SOLE              6,511,264
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV        SPONS ADR L SHS  02364W105        504,810  18,641,417  SH         SOLE             18,641,417
-----------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC               CL A             037604105        147,964   1,888,980  SH         SOLE              1,888,980
-----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                  PAIRED CTF       143658300        183,478   8,494,358  SH         SOLE              8,494,358
-----------------------------------------------------------------------------------------------------------------------------------
COACH INC                      COM              189754104        146,743   8,787,008  SH         SOLE              8,787,008
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                   COM              191216100        123,902   2,819,152  SH         SOLE              2,819,152
-----------------------------------------------------------------------------------------------------------------------------------
CTRIP COM INTL LTD             ADR              22943F100         97,213   3,547,917  SH         SOLE              3,547,917
-----------------------------------------------------------------------------------------------------------------------------------
DECKERS OUTDOOR CORP           COM              243537107         57,977   1,093,072  SH         SOLE              1,093,072
-----------------------------------------------------------------------------------------------------------------------------------
DELTEK INC                     COM              24784L105          9,553   2,206,293  SH         SOLE              2,206,293
-----------------------------------------------------------------------------------------------------------------------------------
DOLBY LABORATORIES INC         COM              25659T107         71,676   2,101,333  SH         SOLE              2,101,333
-----------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S   SPONS ADR UNITS  344419106        197,505   7,834,394  SH         SOLE              7,834,394
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                     CL A             38259P508        205,842     591,399  SH         SOLE                591,399
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO            COM              46625H100        414,625  15,599,128  SH         SOLE             15,599,128
-----------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP           COM              517834107         94,337  31,341,283  SH         SOLE             31,341,283
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                 CL A             57636Q104        352,097   2,102,320  SH         SOLE              2,102,320
-----------------------------------------------------------------------------------------------------------------------------------
MEAD JOHNSON NUTRITION CO      COM CL A         582839106         34,579   1,197,755  SH         SOLE              1,197,755
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC     COM              58405U102        245,961   5,949,700  SH         SOLE              5,949,700
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                COM              61166W101        361,997   4,356,164  SH         SOLE              4,356,164
-----------------------------------------------------------------------------------------------------------------------------------
MSC INDL DIRECT INC            CL A             553530106         93,421   3,006,797  SH         SOLE              3,006,797
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                    COM              713448108        184,587   3,585,600  SH         SOLE              3,585,600
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS INTL INC         COM              718172109        358,660  10,080,369  SH         SOLE             10,080,369
-----------------------------------------------------------------------------------------------------------------------------------
PRECISION CASTPARTS CORP       COM              740189105        157,052   2,621,911  SH         SOLE              2,621,911
-----------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC              COM NEW          741503403        204,784   2,599,444  SH         SOLE              2,599,444
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                   COM              747525103        728,364  18,719,202  SH         SOLE             18,719,202
-----------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC           COM              80007P307         43,603   6,616,611  SH         SOLE              6,616,611
-----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP               COM              812350106         22,855     500,000  SH  PUT    SOLE                500,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                       COM              78442P106         69,549  14,050,386  SH         SOLE             14,050,386
-----------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST                GOLD SHS         78463V107      2,392,420  26,500,000  SH  CALL   SOLE             26,500,000
-----------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                 COM              863236105        141,227     785,164  SH         SOLE                785,164
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                 COM              907818108        295,991   7,199,986  SH         SOLE              7,199,986
-----------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC           COM              917047102        124,386   7,598,405  SH         SOLE              7,598,405
-----------------------------------------------------------------------------------------------------------------------------------
VISA INC                       COM CL A         92826C839        506,291   9,105,957  SH         SOLE              9,105,957
-----------------------------------------------------------------------------------------------------------------------------------
VISTAPRINT LIMITED             SHS              G93762204          7,095     258,100  SH         SOLE                258,100
-----------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                 COM              98385X106         81,689   2,667,833  SH         SOLE              2,667,833
-----------------------------------------------------------------------------------------------------------------------------------

